Acquisitions (Schedule of Pro Forma Financial Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and diluted earnings per common unit:
As reported net income per common unit (in dollars per unit)	$ (0.62)	$ 0.50	$ 1.00
Alkali Business
Pro forma consolidated financial operating results:
Revenues		$ 2,549,438	$ 2,498,293
Net Income Attributable to Genesis Energy, L.P.		108,392	156,700
Net Income Available to Common Unitholders		$ 42,768	$ 91,076
Basic and diluted earnings per common unit:
As reported net income per common unit (in dollars per unit)		$ 0.50	$ 1.00
Pro forma net income per common unit, basic and diluted (in dollars per unit)		$ 0.35	$ 0.80